SUBSEQUENT EVENT (Details) - New Investor [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Jan. 11, 2018	Mar. 30, 2018	Feb. 28, 2018	Feb. 18, 2018
Statement Line Items [Line Items]
Investment			$ 12,000	$ 12,000
Price per share			$ 1.50
Receive warrant for purchase of up to ordinary shares			3,000,000
Received amount	$ 500	$ 1,500
Amount payment for closing equity investment		$ 2,000